Consolidated statement of changes in equity - AUD ($) $ in Thousands	Total	Share Capital [Member]	Share Capital Reserve [Member]	Other Reserves [Member]	Accumulated Losses [Member]
Beginning balance at Dec. 31, 2021	$ 2,158	$ 170,840	$ 0	$ 4,789	$ (173,471)
Changes in equity [Abstract]
Profit/(Loss) for the year	(104,079)	0	0	0	(104,079)
Other comprehensive income (loss)	591	0	0	591	0
Total comprehensive income/(loss) for the year	(103,488)	0	0	591	(104,079)
Issue of shares	175,000	175,000	0	0	0
Transaction costs arising on new share issues	(7,816)	(7,816)	0	0	0
Issue of shares on exercise of options	6,039	32,948	(26,909)	0	0
Issue of convertible bonds			0
Transaction costs arising on convertible bonds issue			0
Share-based payments to employees	8,114	0	0	8,114	0
Share-based payments associated with acquisitions	0	0	0	0	0
Transfer on exercise of options	0	0	0	(4,735)	4,735
Total increase (decrease) in equity	181,337	200,132	(26,909)	3,379	4,735
Ending balance at Dec. 31, 2022	80,007	370,972	(26,909)	8,759	(272,815)
Changes in equity [Abstract]
Profit/(Loss) for the year	5,211	0	0	0	5,211
Other comprehensive income (loss)	(5,747)	0	0	(5,747)	0
Total comprehensive income/(loss) for the year	(536)	0	0	(5,747)	5,211
Issue of shares	32,724	32,724	0	0	0
Transaction costs arising on new share issues		0
Issue of shares on exercise of options	6,652	42,572	(35,920)	0	0
Issue of convertible bonds			0
Transaction costs arising on convertible bonds issue			0
Share-based payments to employees	8,786	0	0	8,786	0
Share-based payments associated with acquisitions	21,278	0	0	21,278	0
Transfer on exercise of options	0	0	0	(3,939)	3,939
Total increase (decrease) in equity	69,440	75,296	(35,920)	26,125	3,939
Ending balance at Dec. 31, 2023	148,911	446,268	(62,829)	29,137	(263,665)
Changes in equity [Abstract]
Profit/(Loss) for the year	49,919	0	0	0	49,919
Other comprehensive income (loss)	42,698	0	0	42,698	0
Total comprehensive income/(loss) for the year	92,617	0	0	42,698	49,919
Issue of shares	142,428	142,428	0	0	0
Transaction costs arising on new share issues		0
Issue of shares on exercise of options	999	8,080	(7,081)	0	0
Issue of convertible bonds	97,900	0	97,900	0	0
Transaction costs arising on convertible bonds issue	(2,245)	0	(2,245)	0	0
Share-based payments to employees	19,660	0	0	19,660	0
Share-based payments associated with acquisitions	67,943	0	0	67,943	0
Transfer on exercise of options	0	0	0	(784)	784
Total increase (decrease) in equity	326,685	150,508	88,574	86,819	784
Ending balance at Dec. 31, 2024	$ 568,213	$ 596,776	$ 25,745	$ 158,654	$ (212,962)